Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Notes Payable

NOTE 4 –NOTES PAYABLE

On March 28, 2012 the Company entered into a $300,000 promissory note with a third party. See Note 9 for additional information.

As further described below, the Company has entered into several convertible notes with Asher Enterprises, Inc. Under the terms of these notes, the Company is to repay any principal balance and interest, at 8% per annum at a given maturity date which is generally less than one year. The Company has the option to prepay the convertible promissory notes prior to maturity at varying prepayment penalty rates specified under such notes. Each of the convertible promissory notes are convertible into shares of the Company’s common stock after six months as calculated by multiplying 58% (42% discount to market) by the average of the lowest three closing bid prices during the 10 days prior to the conversion date.

The Company determined that since the conversion prices are variable and do not contain a floor, the conversion feature represents a derivative liability upon the ability to convert the loan after the six month period specified above. Since the conversion feature is only convertible after six months, there is no derivative liability upon issuance. However, the Company will account for the derivative liability upon the passage of time and the note becoming convertible if not extinguished, as defined above.

On June 13, 2013, the Company issued a convertible note in favor of Asher Enterprises, Inc. in the principal amount of $32,000 pursuant to the terms above, with a maturity date of March 17, 2014. In accordance with the terms of the note, the note became convertible on December 10, 2013.

The Company calculated the derivative liability using the Black-Scholes pricing model for the note upon the initial date the note became convertible and recorded the fair market value of the derivative liability of approximately $28,000, resulting in a discount to the note. The discount was amortized over the term of the note and accelerated as the note was converted. As of September 30, 2014, the entire discount was amortized to interest expense, with no remaining unamortized discount and the note was fully converted into 22,207,699 shares of common stock.

On December 19, 2013, the Company issued a convertible note in favor of Asher Enterprises, Inc. in the principal amount of $37,500 which was funded and effective in January 2014 with terms identified above and has a maturity date of December 23, 2014. The conversion feature was not triggered until July 2014 due to the effective date of the note being in January 2014.

The Company calculated the derivative liability using the Black-Scholes pricing model for the note upon the initial date the note became convertible and recorded the fair market value of the derivative liability of approximately $35,290, resulting in a discount to the note. The discount was amortized over the term of the note and accelerated as the note was converted. As of September 30, 2014, the entire discount was amortized to interest expense, with no remaining unamortized discount and the note was fully converted into 24,537,990 shares of common stock. See below for assumptions used in valuing the derivative liability.

Using the Black-Scholes pricing model, with the range of inputs listed below, we calculated the fair market value of the conversion feature at inception (as applicable), at each conversion event, and at quarter end. Based on valuation conducted during the three months and at September 30, 2014 of derivative liabilities related to Asher Enterprises, Inc. notes, the Company recognized a loss on derivative liabilities of $18,686, which is included in the accompanying statement of operations within gain (loss) from change in fair value of derivative liabilities.

During the three months ending September 30, 2014, the range of inputs used to calculate derivative liabilities noted above were as follows:

Three months ending
September 30, 2014
Annual dividend yield	0.00
Expected life (years)	0.17- 0.11
Risk-free interest rate	.03-.01%
Expected volatility	234.68%

Fees paid to secure the convertible debts were accounted for as deferred financing costs and capitalized in the accompanying balance sheet or considered an on-issuance discount to the notes. The deferred financing costs and discounts, as applicable, are amortized over the term of the notes.

As of the nine months ended September 30, 2014, the Company amortized on-issuance discounts totaling $2,500 with $0 remaining, and costs of financing of $1,031 with $0 remaining related to these notes.

Tarpon Bay Convertible Notes

Pursuant to a 3(a)10 transaction with Tarpon Bay Partners LLC (“Tarpon”), on November 4, 2013, the Company issued to Tarpon a convertible promissory note in the principal amount of $25,000 (the “Tarpon Initial Note”). Under the terms of the Tarpon Initial Note, the Company shall pay Tarpon $25,000 on the date of maturity which was January 30, 2014. This note was convertible by Tarpon into the Company’s Common Shares at a 50% discount to the lowest closing bid price for the Common Stock for the twenty (20) trading days ending on the trading day immediately before the conversion date.

Also pursuant to the 3(a)10 transaction with Tarpon, on December 23, 2013, the Company issued a convertible promissory note in the principal amount of $50,000 in favor of Tarpon as a success fee (the “Tarpon Success Fee Note”). The Tarpon Success Fee Note was due on June 30, 2014. The Tarpon Success Fee Note was convertible into shares of the Company’s common stock at a conversion price for each share of Common Stock at a 50% discount from the lowest closing bid price in the twenty (20) trading days prior to the day that Tarpon requests conversion.

Each of the above notes were issued without funds being received. Accordingly, the notes were issued with a full on-issuance discount that was amortized over the term of the notes. During the nine months ended September 30, 2014, amortization of approximately $51,960 was recognized to interest expense related to the discounts on the notes.

As of September 30, 2014, the Tarpon Initial Note and the Tarpon Success Fee Note were repaid in full.

Because the conversion price was variable and did not contain a floor, the conversion feature represents a derivative liability upon issuance. Accordingly, the Company calculated the derivative liability using the Black-Sholes pricing mode for the notes upon inception, resulting in a day one loss of approximately $96,000. The derivative liability was marked to market each quarter and as of September 30, 2014 which resulted in a loss of approximately $46,000. The Company used the following range of assumptions for the three months ended September 30, 2014 and December 31, 2013:

	September 30, 2014	December 31, 2013
Annual dividend yield	0%	0%
Expected life (years)	0.00 - 0.01	0.8
Risk-free interest rate	0.01% - 0.02%	0.02%
Expected volatility	229% - 242%	159%

During the nine months ended September 30, 2014, the Company paid $25,000 in cash and issued 45,647,727 shares of common stock on the Tarpon Initial Note and Tarpon Success Fee Note to satisfy all obligations under these notes.

AKR Promissory Note

On April 8, 2014, the Company issued a promissory note in favor of AKR Inc, (“AKR”) in the principal aggregate amount of $350,000 (the “AKR Note”). The AKR Note is due on April 8, 2015, and requires the Company to (i) incur interest at five percent (5%) per annum; (ii) issue on April 8, 2014 to AKR warrants allowing them to buy 7,350,000 common shares of the Company at an exercise price of $0.007 per common share, such warrants to expire on April 8, 2016 (“AKR Warrant A”); (iii) issue on August 8, 2014 to AKR warrants allowing them to buy 7,350,000 common shares of the Company at an exercise price of $0.007 per common share, such warrants to expire on April 8, 2016 (“AKR Warrant B”); and (iv) issue on November 8, 2014 to AKR warrants allowing them to buy 8,400,000 common shares of the Company at an exercise price of $0.007 per common share, such warrants to expire on April 8, 2016 (“AKR Warrant C”, together with AKR Warrant A and AKR Warrant B the “AKR Warrants”). The Company may prepay the debt, prior to maturity with no prepayment penalty.

The Company valued the AKR Warrants as of the date of the note and recorded a discount of $42,380 based the relative fair value of the AKR Warrants compared to the debt. During the nine months ended September 30, 2014 the Company amortized $20,363 of the discount to interest expense. As of September 30, 2014 unamortized discount of $22,017 remains. The Company assessed the fair value of the AKR Warrants based on the Black-Scholes pricing model. See below for variables used in assessing the fair value.

April 8, 2014
Annual dividend yield	-
Expected life (years) of	1.41 - 2.00
Risk-free interest rate	0.40%
Expected volatility	183% - 206%

On April 24, 2014, the Company issued a promissory note in favor of AKR in the principal aggregate amount of $30,000 (“2nd AKR Note”). The 2nd AKR Note was due on July 24, 2014, but was subsequently extended to December 31, 2014. Pursuant to the terms of the 2nd AKR Note, the Company is to repay any principal balance and interest, at 5% per annum at maturity. Company may prepay the debt, prior to maturity with no prepayment penalty.

NOTE 5 – NOTES PAYABLE

Convertible Notes Payable - 2007

On July 13, 2007, the Company issued several convertible notes aggregating a total of $500,000 with eight accredited investors including $25,000 from the Company’s then Chief Financial Officer. Under the terms of the notes, the Company was to repay any principal balance and interest, at 10% per annum within 120 days of the note. The holders also received warrants to purchase common stock at $5.00 per share. The warrants vested immediately and expired in five years. The total warrants issued pursuant to this transaction were 200,000 on a pro-rata basis to investors. The convertible promissory notes were only convertible into shares of the Company’s common stock in the event of a default. The conversion price was determined based on one third of the average of the last-trade prices of the Company’s common stock for the ten trading days preceding the default date.

The fair value of the warrants was $990,367 as determined by the Black-Scholes option pricing model using the following weighted-average assumptions: volatility of 113%, risk-free interest rate of 4.94%, dividend yield of 0%, and a term of five years.

The proceeds were allocated between the convertible notes payable and the warrants issued to the convertible note holders based on their relative fair values which resulted in $167,744 allocated to the convertible notes and $332,256 allocated to the warrants. The amount allocated to the warrants resulted in a discount to the convertible notes. The Company amortized the discount over the term of the convertible notes. During the year ended December 31, 2007, the Company amortized $332,256 of the discount to interest expense.

The Company calculated the value of the beneficial conversion feature to be approximately $332,000 of which $167,744 was allocated to the convertible notes. However, since the notes were convertible upon a contingent event, the value was recorded when such event was triggered during the year ended December 31, 2007.

On November 7, 2007, the Company re-paid the 10% convertible promissory notes totaling approximately $516,000 including interest of approximately $16,000. This included approximately $800 of accrued interest to the Company’s then Chief Financial Officer.

Convertible Notes Payable – 2012 and 2013

On July 31, 2012, the Company issued a convertible note of $63,500 to Asher Enterprises, Inc. Under the terms of the notes, the Company was to repay any principal balance and interest, at 8% per annum at maturity date of May 2, 2013. The Company may prepay the convertible promissory note prior to maturity at varying prepayment penalty rates specified under the agreement. The convertible promissory note was convertible into shares of the Company’s common stock after six months. The conversion price was calculated by multiplying 58% (42% discount to market) by the average of the lowest three closing bid prices during the 10 days prior to the conversion date. The Company determined that since the conversion price was variable and did not contain a floor, the conversion feature represented a derivative liability upon the ability to convert the loan, which commenced on approximately January 27, 2013.

The Company calculated the derivative liability using the Black-Scholes pricing model for the note upon the initial date the note became convertible and recorded the fair market value of the derivative liability of approximately $47,000, resulting in a discount to the note. The discount was amortized over the term of the note and accelerated as the note was converted. During the year ended December 31, 2013, all of the discount was amortized to interest expense, with no remaining unamortized discount. See below for assumptions used in valuing the derivative liability. As of December 31, 2013, all amounts outstanding in relation to this note have been converted to equity through the issuance of 1,642,578 shares of common stock.

On October 11, 2012, the Company issued a convertible note of $37,500 to Asher Enterprises, Inc. Under the terms of the notes, the Company was to repay any principal balance and interest, at 8% per annum at maturity date of July 15, 2013. The Company may prepay the convertible promissory note prior to maturity at varying prepayment penalty rates specified under the agreement. The convertible promissory note was convertible into shares of the Company’s common stock after six months. The conversion price was calculated by multiplying 58% (42% discount to market) by the average of the lowest three closing bid prices during the 10 days prior to the conversion date. The Company determined that since the conversion price was variable and did not contain a floor, the conversion feature represented a derivative liability upon the ability to convert the loan, which commenced on approximately April 9, 2013.

The Company calculated the derivative liability using the Black-Scholes pricing model for the note upon the initial date the note became convertible and recorded the fair market value of the derivative liability of approximately $66,000, resulting in a discount to the note and an additional day one charge of $28,507 for the excess value of the derivative liability over the face value of the note. The excess value was recognized as an expense in the accompanying statement of operations. The discount was being amortized over the term of the note. During the year ended December 31, 2013, all $37,500 of the discount was amortized to interest expense with no remaining unamortized discount, and the note was fully converted through the issuance of 2,262,860 shares of common stock. See below for assumptions used in valuing the derivative liability.

On December 21, 2012, the Company agreed to a convertible note of $32,500 to Asher Enterprises, Inc. Under the terms of the notes, the Company was to repay any principal balance and interest, at 8% per annum at maturity date of September 26, 2013. The Company may prepay the convertible promissory note prior to maturity at varying prepayment penalty rates specified under the agreement. The convertible promissory note was convertible into shares of the Company’s common stock after six months. The conversion price was calculated by multiplying 58% (42% discount to market) by the average of the lowest three closing bid prices during the 10 days prior to the conversion date. The Company determined that since the conversion price was variable and did not contain a floor, the conversion feature represented a derivative liability upon the ability to convert the loan, which commenced on approximately June 19, 2013.

The Company calculated the derivative liability using the Black-Scholes pricing model for the note upon the initial date the note became convertible and recorded the fair market value of the derivative liability of approximately $15,600, resulting in a discount to the note. The discount was amortized over the term of the note and accelerated as the note was converted. During the year ended December 31, 2013, the entire discount was amortized to interest expense, with no remaining unamortized discount and the note was fully converted into 4,017,599 shares of common stock. See below for assumptions used in valuing the derivative liability.

On February 11, 2013, the Company agreed to a convertible note of $53,000 to Asher Enterprises, Inc. Under the terms of the notes, the Company was to repay any principal balance and interest, at 8% per annum at maturity date of November 13, 2013. The Company may prepay the convertible promissory note prior to maturity at varying prepayment penalty rates specified under the agreement. The convertible promissory note was convertible into shares of the Company’s common stock after six months. The conversion price was calculated by multiplying 58% (42% discount to market) by the average of the lowest three closing bid prices during the 10 days prior to the conversion date. The Company determined that since the conversion price was variable and did not contain a floor, the conversion feature represented a derivative liability upon the ability to convert the loan, which commenced on approximately August 10, 2013.

The Company calculated the derivative liability using the Black-Scholes pricing model for the note upon the initial date the note became convertible and recorded the fair market value of the derivative liability of approximately $49,500, resulting in a discount to the note. The discount was amortized over the term of the note and accelerated as the note was converted. During the year ended December 30, 2013, the entire discount was amortized to interest expense, with no remaining unamortized discount and the note was fully converted into 9,689,210 shares of common stock. See below for assumptions used in valuing the derivative liability.

On June 13, 2013, the Company agreed to a convertible note of $32,500 to Asher Enterprises, Inc. Under the terms of the notes, the Company is to repay any principal balance and interest, at 8% per annum at maturity date of March 17, 2014. The Company may prepay the convertible promissory note prior to maturity at varying prepayment penalty rates specified under the agreement. The convertible promissory note is convertible into shares of the Company’s common stock after six months. The conversion price is calculated by multiplying 58% (42% discount to market) by the average of the lowest three closing bid prices during the 10 days prior to the conversion date. The Company determined that since the conversion price was variable and does not contain a floor, the conversion feature represented a derivative liability upon the ability to convert the loan, which commenced on approximately December 10, 2013.

The Company calculated the derivative liability using the Black-Scholes pricing model for the note upon the initial date the note became convertible and recorded the fair market value of the derivative liability of approximately $28,000, resulting in a discount to the note. The discount is being amortized over the term of the note and accelerated as the note is converted. During the year ended December 31, 2013, approximately $6,512 of the discount was amortized to interest expense, with approximately $22,100 remaining unamortized discount. As of December 31, 2013, none of the note was converted into shares of common stock. See below for assumptions used in valuing the derivative liability. Subsequent to December 31, 2013, all principal and interest outstanding in relation to this note were converted to equity.

On December 19, 2013, the Company agreed to a convertible note of $37,500 to Asher Enterprises, Inc. Under the terms of the notes, the Company is to repay any principal balance and interest, at 8% per annum at maturity date of December 23, 2014. The Company may prepay the convertible promissory note prior to maturity at varying prepayment penalty rates specified under the agreement. The convertible promissory note is convertible into shares of the Company’s common stock after six months. The conversion price is calculated by multiplying 58% (42% discount to market) by the average of the lowest three closing bid prices during the 10 days prior to the conversion date. Since the conversion feature is only convertible after six months, there is no derivative liability. However, the Company will account for the derivative liability upon the passage of time and the note becoming convertible if not extinguished, as defined above. Derivative accounting applies upon the conversion feature being available to the holder, as it is variable and does not have a floor as to the number of common shares in which could be converted. Since the funds were not transferred until January 2014, due to the investor not wanting to fund until after the new year, the note was recorded as a subsequent event and is not reflected on the financials for the year ended December 31, 2013.

Using the Black-Scholes pricing model, with the range of inputs listed below, we calculated the fair market value of the conversion feature at inception of the conversion feature and at each conversion event. The Company revalued the conversion feature at December 31, 2013 in the same manner with the inputs listed below and recognized a gain on the change in fair value of the derivative liability on the accompanying statement of operations of $18,010.

During the year ended December 31, 2013, the range of inputs used to calculate derivative liabilities noted above were as follows:

Year ended December 31, 2013
Annual dividend yield	-
Expected life (years)	0.0 - 0.25
Risk-free interest rate	0.02% - 0.12%
Expected volatility	61.34% - 159%

In addition, fees paid to secure the convertible debt were accounted for as deferred financing costs and capitalized in the accompanying balance sheet or considered and on-issuance discount to the notes. The deferred financing costs and discounts, as applicable, are being amortized over the term of the notes. As of December 31, 2013, the Company amortized approximately $6,806 with $1,031 in deferred financing costs remaining.

See Note 12 for additional issuances and conversions of these notes subsequent to December 31, 2013.

Senior Secured Convertible Notes Payable

On August 21, 2007, the Company issued senior secured convertible notes aggregating a total of $2,000,000 with two institutional accredited investors. Under the terms of the notes, the Company was to repay any principal balance and interest, at 8% per annum, due August 21, 2010. On a quarterly basis, the Company has the option to pay interest due in cash or in stock. The senior secured convertible notes were secured by substantially all of the Company’s assets. The total warrants issued pursuant to this transaction were 1,000,000 on a pro-rata basis to investors. These include class A warrants to purchase 500,000 common stock at $5.48 per share and class B warrants to purchase an additional 500,000 shares of common stock at $6.32 per share. The warrants vested immediately and expired in three years. The senior secured convertible note holders had the option to convert the note into shares of the Company’s common stock at $4.21 per share at any time prior to maturity. If, before maturity, the Company consummated a Financing of at least $10,000,000 then the principal and accrued unpaid interest of the senior secured convertible notes would be automatically converted into shares of the Company’s common stock at $4.21 per share.

The fair value of the warrants was approximately $3,500,000 as determined by the Black-Scholes option pricing model using the following weighted-average assumptions: volatility of 118%, risk-free interest rate of 4.05%, dividend yield of 0% and a term of three years. The proceeds were allocated between the senior secured convertible notes and the warrants issued to the convertible note holders based on their relative fair values and resulted in $728,571 being allocated to the senior secured convertible promissory notes and $1,279,429 allocated to the warrants. The resulting discount was to be amortized over the life of the notes.

The Company calculated the value of the beneficial conversion feature to be approximately $1,679,000 of which approximately $728,000 was allocated to the beneficial conversion feature resulting in 100% discount to the convertible promissory notes. During the year ended December 31, 2007, the Company amortized approximately $312,000 of the discount related to the warrants and beneficial conversion feature to interest expense and $1,688,000 to loss on extinguishment, see below for discussion.

In addition, the Company entered into a registration rights agreement with the holders of the senior secured convertible notes agreement whereby the Company was required to file an initial registration statement with the Securities and Exchange Commission in order to register the resale of the maximum amount of common stock underlying the secured convertible notes within 120 days of the Exchange Agreement (December 19, 2007). The registration statement was filed with the SEC on December 19, 2007. The registration statement was then declared effective on March 27, 2008. The Company incurred no liquidated damages.

Debt Issuance Costs

During 2010, debt issuance costs of $123,800 were incurred, net of DOE reimbursement in connection with the Company submitting an application for a $250 million dollar DOE loan guarantee for the Company’s planned cellulosic ethanol biorefinery in Fulton, Mississippi. This compares to 2009 debt issuance costs of $150,000 incurred in connection with an application for a $58 million dollar DOE loan guarantee for the Company’s planned cellulosic ethanol biorefinery in Lancaster, California. These applications were filed under the Department of Energy (“DOE”) Program DE-FOA-0000140 (“DOE LGPO”), which provides federal loan guarantees for projects that employ innovative energy efficiency, renewable energy, and advanced transmission and distribution technologies.

In 2010, the Company was informed that the loan guarantee for the planned biorefinery in Lancaster, California, was rejected by the DOE due to a lack of definitive contracts for feedstock and off-take at the time of submittal of the loan guarantee for the Lancaster Biorefinery, as well as the fact that the Company was also pursuing a much larger project in Fulton, Mississippi. As a result of this DOE loan guarantee rejection for the Lancaster, California project, the Company wrote off $150,000 of capitalized debt issuance cost to expense in 2010.

In February 2011, the Company received notice from the DOE LGPO staff that the Fulton Project’s application will not move forward until such time as the project has raised the remaining equity necessary for the completion of funding. As a result of this DOE loan guarantee rejection for the Fulton Project, the Company wrote off $123,800 of capitalized debt issuance cost to expense in 2010 as there were indicating factors the loan would not be approved prior to year end.

In August 2010, BlueFire submitted an application for a $250 million loan guarantee for the Fulton Project with the U.S. Department of Agriculture under Section 9003 of the 2008 Farm Bill (“USDA LG”). During 2011 debt issuance costs for the USDA loan guarantee totaled approximately $114,000, compared to $298,000 in fiscal 2010.

In October 2011, the Company was informed that the USDA would not move forward with the USDA LG; however, appeal processes were provided to afford the Company a chance to change certain aspects of the application. Because of the initial rejection, the Company expensed all related debt costs totaling approximately $309,000 to general and administrative in the statement of operations during the year ended December 31, 2011. As of December 31, 2012, the Company has abandoned the pursuit of the USDA Loan Guarantee program.

From the period of Inception through December 31, 2013, the Company has expensed $583,634 of previously capitalized debt issue costs due to unsuccessful debt financings.

Tarpon Bay Convertible Notes

Pursuant to a 3(a)10 transaction with Tarpon Bay Partners LLC (“Tarpon”), on November 4, 2013, the Company issued to Tarpon a convertible promissory note in the principal amount of $25,000 (the “Tarpon Initial Note”). Under the terms of the Tarpon Initial Note, the Company shall pay Tarpon $25,000 on the date of maturity which is January 30, 2014. This note is convertible by Tarpon into the Company’s Common Shares at a 50% discount to the lowest closing bid price for the Common Stock for the twenty (20) trading days ending on the trading day immediately before the conversion date.

Also pursuant to the the 3(a)10 transaction with Tarpon, on December 23, 2013, the Company issued a convertible promissory note in the principal amount of $50,000 in favor of Tarpon as a success fee (the “Tarpon Success Fee Note”). The Tarpon Success Fee Note is due on June 30, 2014. The Tarpon Success Fee Note is convertible into shares of the Company’s common stock at a conversion price for each share of Common Stock at a 50% discount from the lowest closing bid price in the twenty (20) trading days prior to the day that Tarpon requests conversion

Each of the above notes were issued without funds being received. Accordingly, the notes were issued with a full on-issuance discount that will be amortized over the term of the notes. During the year ended December 31, 2013, amortization of approximately $23,000 was recognized to interest expense related to the discounts on the notes.

Because the conversion price is variable and does not contain a floor, the conversion feature represents a derivative liability upon issuance. Accordingly, the Company calculated the derivative liability using the Black-Sholes pricing mode for the notes upon inception, resulting in a day one loss of approximately $96,000. The derivative liability was marked to market as of December 31, 2013 which resulted in a gain of approximately $9,000. The Company used the following assumptions as of December 31, 2013 and each of the notes inception:

	December 31, 2013	Notes Inception
Annual dividend yield	0%	0%
Expected life (years)	0.08	0.17 - 0.52
Risk-free interest rate	0.02%	0.05-0.10%
Expected volatility	159%	159%